Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit And Retirement Plans [Line Items]
Contributions made according to the plans	$ 3.7	$ 3.4	$ 3.7
Contributions towards international contribution plans	$ 0.8	$ 0.4	$ 0.4
The first 1%
Employee Benefit And Retirement Plans [Line Items]
Matching contributions made as a percentage of employee contribution	100.00%	100.00%	100.00%
The next 5%
Employee Benefit And Retirement Plans [Line Items]
Matching contributions made as a percentage of employee contribution	50.00%	50.00%	50.00%